Note 16 - Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€)
€ in Millions
		Dec. 31, 2023	[5]	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [Line Items]
Net assets of the equity method investee				€ 426	[1],[2]	€ 714	[3],[4]
Groups ownership percentage on the investees equity		40.70%		40.70%	[6],[7]	40.70%	[8]
Groups share of net assets				€ 173	[6],[7]	€ 291	[8]
Goodwill				0		0
Intangible Assets				0		0
Other adjustments	[9],[10],[11]			(36)	[6],[7]	(64)	[8]
Carrying amount				€ 138	[6],[7]	€ 227	[8]

[1]	December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[2]	December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[3]	December 31, 2022 numbers are based on 2021 audited financials, 2022 impairment adjustments and 2021 dividends entitlement adjustment, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[4]	December 31, 2022 numbers are based on 2021 audited financials, 2022 impairment adjustments and 2021 dividends entitlement adjustment, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[5]	The Group has significant influence over these investees through its holding percentage and representation on the board seats
[6]	December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[7]	December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[8]	December 31, 2022 numbers are based on 2021 audited financials, 2022 impairment adjustments and 2021 dividends entitlement adjustment, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[9]	Other adjustments include equity method accounting adjustments to reflect the Group’s share of losses from Huarong Rongde Management Company Limited
[10]	There is no life to date impairment loss in 2023 (€ 73 million in 2022) as the carrying amount is appropriately reflected after the Group’s share of losses from Huarong Rongde Management Company Limited
[11]	There is no life to date impairment loss in 2023 (€ 73 million in 2022) as the carrying amount is appropriately reflected after the Group’s share of losses from Huarong Rongde Management Company Limited